Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 31, 2012
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Global Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Global Opportunities Fund (the "Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 178% of the average value of its portfolio.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Global Opportunities Fund generally invests in common stocks and other equity securities of U.S. and foreign companies that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S.
companies to include those companies headquartered or doing a substantial portion of their business in the United States. All other companies are considered foreign companies. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30% of net assets) in foreign companies. Investments will generally be in securities of companies with market capitalizations of greater than $2 billion at the time of purchase. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. From time to time, the Fund may also invest in securities of companies with market capitalizations at the time of purchase that are less than or equal to $2 billion.

The Fund's portfolio generally will contain between 20 to 40 securities. The
Fund may trade actively in both U.S. and foreign securities and may invest up to
30% of its assets in emerging markets securities. Turner will not adhere to strict sector or industry constraints in managing the Fund, which may have a significant exposure to one or more sectors or industries and may have little or no exposure to various other sectors or industries. The sector allocation of the portfolio will reflect what Turner's portfolio management team believes are its best global growth stock ideas, and by purchasing only those securities Turner believes are the best stocks within each sector, Turner seeks to minimize the impact of poorly performing sectors on the overall portfolio. Additionally, while Turner will remain "country aware" when selecting securities for the Fund, there are no specific limits on country or region weightings. Country and regional weightings are a residual of Turner's bottom-up stock selection process, which blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

A holding will become a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or for other reasons.

The Fund may buy and sell securities frequently as part of its investment
		strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that growth stocks and non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due
		to differences in expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 8.04% (16.69)% (12/31/11) (09/30/11)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the MSCI World Growth Index and MSCI World
Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other
		tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | MSCI World Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Growth Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.64%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.53%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,667
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,732
Annual Return 2011	rr_AnnualReturn2011	(8.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.69%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.89%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.53%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	954
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,787
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,953
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010

[1]	The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on May 7, 2010.
[2]	The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends.
[3]	The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The index consists of the following 24 developed market country indices: Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
[4]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.